Leases - Schedule of Operating Lease Right-of-Use Assets, Net and Operating Lease Liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Items Included in Consolidated Statement of Financial Condition [Abstract]
Weighted average remaining lease term (in years)	1 year 1 month 17 days	1 year 7 months 13 days
Weighted average discount rate (%)	5.875%	5.875%
Finance lease right-of-use assets	$ 87,385	$ 270,712
Finance lease liabilities, current portion	56,795	184,280
Finance lease liabilities, net of current portion		56,469
Amortization of finance lease right-of-use assets	(184,601)	(263,638)
Repayment and interest accretion of finance lease liabilities	$ (185,053)	$ (221,255)
Weighted average remaining lease term (in years)	8 months 23 days	1 year 5 months 23 days
Weighted average discount rate (%)	5.36%	6.99%